CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Net premiums earned	[1]	$ 2,831.9		$ 2,889.7	$ 2,614.5
Policyholder Benefits and Claims Incurred, Net	[1]	1,546.7		1,717.8	1,553.0
Net Investment Income		326.3	[2]	318.0	275.7
Realized and unrealized investment losses (3)	[3]	(72.3)		(102.1)	(61.4)
General and administrative expenses		492.0		405.9	354.5
Management Consulting Agreement
General and administrative expenses		1.8		5.0	5.0
Asset Management Arrangement
Net Investment Income		6.4		9.2	9.4
Apollo, Class A & B Notes
Realized and unrealized investment losses (3)		(1.7)		2.5	8.7
Management Consulting Agreement
Net Investment Income		13.6		$ 15.2	$ 19.6
Apollo and Subsidiaries
Net premiums earned		5.9
Policyholder Benefits and Claims Incurred, Net		$ 3.7

[1]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.
[2]	Net investment income includes related party net investment income of $13.6 million (2024 — $15.2 million, 2023 — $19.6 million) and related party investment management fees of $6.4 million (2024 — $9.2 million, 2023 — $9.4 million).
[3]	Realized and unrealized investment gains and losses include losses of $1.7 million on related party investments (2024 — gains of $2.5 million, 2023 — gains of $8.7 million).